Condensed Financial Information of the Parent Company (Details) - Schedule of condensed financial information - Previously Reported [Member] - Parent [Member] - USD ($)	6 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Sep. 30, 2022
ASSETS
Cash and cash equivalents	$ 12,742		$ 17,673
Prepayments, deposits and other current assets	8,828,142		8,828,142
Investment in subsidiaries	13,015,887		13,340,885
Total assets	21,856,771		22,186,700
LIABILITIES AND SHAREHOLDERS’ EQUITY
Total liabilities
SHAREHOLDERS’ EQUITY
Ordinary share, $0.0001 par value, 500,000,000 shares authorized, 14,006,250 and 14,006,250 shares issued and outstanding as of March 31, 2023 and 2022	1,401		1,401
Additional paid-in capital	23,256,219		23,256,219
Retained earnings	(1,400,851)		(1,070,920)
Accumulated other comprehensive loss
Total equity of the Company’s shareholders	21,856,771		22,186,700
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	21,856,771		$ 22,186,700
Operating expenses:
General and administrative expenses	(329,931)
Total operating expenses	(329,931)
Net loss	(329,931)
Other comprehensive loss:
Foreign currency translation adjustment, net of nil tax	(329,931)
Total comprehensive loss	(329,931)
Cash Flows from Operating Activities:
Net loss	(329,931)
Changes in operating assets and liabilities:
Prepaid expenses and other receivables	325,000
Net cash used in operating activities	(4,931)
Cash Flows from Investing Activities:
Long-term investment
Net cash used in investing activities
Cash Flows from Financing Activities:
Proceeds received from stock issuance
Payments to related parties
Net cash provided by financing activities
Effect of changes in currency exchange rates
Net (decrease) increase in cash and cash equivalents	(4,931)
Cash, cash equivalents and restricted cash at the beginning of year	17,673
Cash and cash equivalents and restricted cash at the end of year	$ 12,742